Commitments and Contingencies - Summary of Capital Expenditures (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 1,261,759	¥ 303,809
Property, plant and equipment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	1,241,759	259,417
Investments [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	¥ 20,000	¥ 44,392